Matthews Asia Growth Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 99.6%
	Shares	Value
Japan: 30.4%
Keyence Corp.	24,900	$11,933,628
Hitachi, Ltd.	397,300	10,535,339
Shin-Etsu Chemical Co., Ltd.	244,900	10,234,469
ORIX Corp.	379,600	8,882,205
Fast Retailing Co., Ltd.	25,500	8,460,829
ITOCHU Corp.	116,700	6,289,558
Daiichi Sankyo Co., Ltd.	142,700	4,713,718
Unicharm Corp.	102,300	3,685,440
Olympus Corp.	193,700	3,682,102
Recruit Holdings Co., Ltd.	57,900	3,517,564
Sumitomo Mitsui Financial Group, Inc.	149,400	3,192,174
Mitsubishi UFJ Financial Group, Inc.	308,500	3,167,863
Advantest Corp.	63,600	2,991,189
Renesas Electronics Corp.	197,100	2,860,447
Sony Group Corp.	138,000	2,681,008
Sekisui House, Ltd.	77,000	2,137,958
Nitori Holdings Co., Ltd.	12,900	1,920,583
Denso Corp.	105,100	1,579,800
Terumo Corp.	78,000	1,477,670
Timee, Inc.[b]	156,700	1,432,623
Total Japan		95,376,167

China/Hong Kong: 23.6%
Tencent Holdings, Ltd.	190,600	10,598,292
PDD Holdings, Inc. ADR[b]	70,978	9,568,544
Alibaba Group Holding, Ltd.	681,800	9,060,293
Trip.com Group, Ltd. ADR[b]	139,665	8,300,291
Meituan Class Bb,c,d	294,300	6,249,575
AIA Group, Ltd.	471,400	4,116,669
Ping An Insurance Group Co. of China, Ltd. H Shares	596,500	3,745,740
NAURA Technology Group Co., Ltd. A Shares	71,993	3,743,843
BYD Co., Ltd. H Shares	65,500	2,336,907
Proya Cosmetics Co., Ltd. A Shares	135,000	2,107,204
Luxshare Precision Industry Co., Ltd. A Shares	332,700	2,045,357
KE Holdings, Inc. A Shares	283,000	1,963,847
Kuaishou Technology[b,c,d]	273,200	1,877,231
Innovent Biologics, Inc.[b,c,d]	290,500	1,742,244
Glodon Co., Ltd. A Shares	860,700	1,638,003
Bilibili, Inc. ADR[b]	65,781	1,537,960
Beijing Kingsoft Office Software, Inc. A Shares	31,708	1,192,191
Midea Group Co., Ltd. A Shares	106,600	1,150,190
DiDi Global, Inc. ADR[b]	207,836	976,829
Total China/Hong Kong		73,951,210

India: 15.7%
Zomato, Ltd.[b]	2,599,663	8,461,570
ICICI Bank, Ltd.	386,519	5,865,641
MakeMyTrip, Ltd.[b]	52,373	4,868,070
Reliance Industries, Ltd.	87,829	3,090,085
Mahindra & Mahindra, Ltd.	66,338	2,448,434
Cholamandalam Investment and Finance Co., Ltd.	114,876	2,205,027
HDFC Bank, Ltd.	100,187	2,063,284
Phoenix Mills, Ltd.	88,258	1,941,591
Tata Consultancy Services, Ltd.	36,790	1,873,291
Infosys, Ltd.	83,107	1,856,340
Indian Hotels Co., Ltd.	225,476	1,842,678
HDFC Asset Management Co., Ltd.[c,d]	33,769	1,731,573

	Shares	Value
Whirlpool of India, Ltd.	63,279	$1,728,820
Bharti Airtel, Ltd.	82,014	1,671,975
Tata Motors, Ltd.	140,554	1,632,576
PB Fintech, Ltd.[b]	81,114	1,563,490
Godrej Consumer Products, Ltd.	90,431	1,501,129
JSW Energy, Ltd.	122,564	1,071,182
Ola Electric Mobility, Ltd.[b]	833,430	990,752
Dixon Technologies India, Ltd.[d]	5,989	985,426
Total India		49,392,934

Taiwan: 8.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	539,000	16,253,089
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,224	3,164,962
Hon Hai Precision Industry Co., Ltd.	434,000	2,555,332
Delta Electronics, Inc.	126,000	1,503,315
Alchip Technologies, Ltd.	22,000	1,371,239
Lotes Co., Ltd.	30,000	1,308,790
Quanta Computer, Inc.	112,000	933,434
Total Taiwan		27,090,161

South Korea: 6.6%
Samsung Electronics Co., Ltd.	140,177	6,551,707
KB Financial Group, Inc.	91,124	5,622,561
SK Hynix, Inc.	19,149	2,562,841
NAVER Corp.	15,058	1,939,548
Hyundai Motor Co.	8,811	1,640,984
LEENO Industrial, Inc.	9,357	1,347,661
HD Hyundai Electric Co., Ltd.	4,512	1,135,217
Total South Korea		20,800,519

Singapore: 4.7%
Sea, Ltd. ADR[b]	116,489	10,982,583
Grab Holdings, Ltd. Class Ab	967,444	3,676,287
Total Singapore		14,658,870

Australia: 4.3%
CSL, Ltd.	28,433	5,616,471
Macquarie Group, Ltd.	25,135	4,021,894
ANZ Group Holdings, Ltd.	187,295	3,936,178
Total Australia		13,574,543

Vietnam: 1.5%
FPT Corp.	512,200	2,804,326
Military Commercial Joint Stock Bank	1,740,800	1,820,803
Total Vietnam		4,625,129

Thailand: 1.2%
CP ALL Public Co., Ltd.	1,901,500	3,853,973
Total Thailand		3,853,973

Indonesia: 1.1%
PT Bank Mandiri Persero Tbk	7,515,100	3,456,911
Total Indonesia		3,456,911

Philippines: 1.0%
Bank of the Philippine Islands	1,209,630	2,929,999
Total Philippines		2,929,999
matthewsasia.com   |  800.789.ASIA    1

Matthews Asia Growth Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Macau: 0.9%
Galaxy Entertainment Group, Ltd.	592,000	$2,923,408
Total Macau		2,923,408

Total Investments: 99.6%		312,633,824
(Cost $260,863,724)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		1,311,373
Net Assets: 100.0%		$313,945,197

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $11,600,623, which is 3.70% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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